Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income (loss) before income tax	$ (9,111,000)	$ (6,967,000)	$ 17,776,000
Israeli corporate income tax rate	25.00%	25.00%	26.50%
Theoretical income tax expenses (benefit)	$ (2,278,000)	$ (1,742,000)	$ 4,711,000
Valuation allowance for deferred tax	2,278,000	1,109,000
Tax rates differences		725,000	(1,659,000)
Previous year		1,054,000
Other, net	0	(60,000)	(29,000)
Income tax expenses		$ 1,086,000	$ 3,023,000